VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—98.6%
Communication Services—7.5%
AT&T, Inc.
2.250%, 2/1/32	$ 772	$ 752
3.500%, 9/15/53	3,561	3,524
Verizon Communications, Inc. 4.125%, 3/16/27	2,253	2,557
ViacomCBS, Inc.
4.200%, 5/19/32	1,726	1,974
4.950%, 5/19/50(1)	1,789	2,240
		11,047

Consumer Discretionary—7.0%
BMW US Capital LLC 144A 3.150%, 4/18/24(2)	1,745	1,851
Carnival Corp. 144A 9.875%, 8/1/27(2)	1,916	2,211
Ford Motor Co. 9.000%, 4/22/25	920	1,107
Hyatt Hotels Corp. 1.800%, 10/1/24	973	975
Marriott International, Inc. Series GG 3.500%, 10/15/32	3,973	4,221
		10,365

Consumer Staples—5.1%
Coca-Cola Co. (The) 1.000%, 3/15/28	1,392	1,344
Kroger Co. (The) 3.950%, 1/15/50	2,289	2,598
Mars, Inc. 144A 2.450%, 7/16/50(2)	3,844	3,515
		7,457

Energy—10.8%
Boardwalk Pipelines LP 4.450%, 7/15/27	1,873	2,111
HollyFrontier Corp. 4.500%, 10/1/30	3,175	3,457
Petroleos Mexicanos 6.875%, 8/4/26	2,586	2,813
Pioneer Natural Resources Co. 1.900%, 8/15/30	4,432	4,240
Plains All American Pipeline LP 3.800%, 9/15/30	3,044	3,250
		15,871

Financials—31.9%
Ally Financial, Inc. 1.450%, 10/2/23	1,745	1,771
Avolon Holdings Funding Ltd. 144A 2.125%, 2/21/26(2)	2,138	2,116
	Par Value	Value

Financials—continued
Banque Federative du Credit Mutuel S.A. 144A 0.650%, 2/27/24(2)	$ 1,745	$ 1,742
Credit Suisse Group AG 144A 1.305%, 2/2/27(2)	3,369	3,292
Ford Motor Credit Co. LLC 3.375%, 11/13/25	3,312	3,403
General Motors Financial Co., Inc.
2.750%, 6/20/25	2,285	2,389
3.600%, 6/21/30	1,760	1,888
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	2,946	2,934
Hyundai Capital America 144A 2.000%, 6/15/28(2)	2,583	2,538
JPMorgan Chase & Co. 1.578%, 4/22/27	2,311	2,316
Morgan Stanley
0.791%, 1/22/25	1,930	1,930
1.593%, 5/4/27	2,683	2,691
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(2)	3,122	3,571
Old Republic International Corp. 3.850%, 6/11/51	3,322	3,589
OneMain Finance Corp. 4.000%, 9/15/30	1,973	1,963
Pricoa Global Funding I 144A 1.200%, 9/1/26(2)	1,300	1,292
State Street Corp. 2.200%, 3/3/31	1,971	1,969
UBS Group AG 144A 1.364%, 1/30/27(2)	1,913	1,895
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	2,169	2,428
2020-1, B 4.875%, 1/15/26	1,079	1,143
		46,860

Health Care—2.3%
Anthem, Inc. 1.500%, 3/15/26	1,235	1,245
Danaher Corp. 2.600%, 10/1/50	2,293	2,185
		3,430

Industrials—9.0%
Boeing Co. (The)
3.625%, 2/1/31	2,196	2,351
5.805%, 5/1/50	1,420	1,893
	Par Value	Value

Industrials—continued
General Electric Co.
3.625%, 5/1/30	$ 3,251	$ 3,612
4.350%, 5/1/50	540	652
Honeywell International, Inc. 1.100%, 3/1/27	1,522	1,510
L3Harris Technologies, Inc. 3.850%, 12/15/26	2,947	3,259
		13,277

Information Technology—5.4%
Dell International LLC 6.200%, 7/15/30	3,034	3,881
HP, Inc.
3.000%, 6/17/27(1)	1,917	2,047
3.400%, 6/17/30	1,923	2,046
		7,974

Materials—7.0%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,169	1,606
LYB International Finance III LLC 3.625%, 4/1/51	2,605	2,739
Newmont Corp.
2.250%, 10/1/30	2,441	2,428
6.250%, 10/1/39	1,100	1,568
Packaging Corporation of America 4.050%, 12/15/49	1,626	1,891
		10,232

Real Estate—2.5%
Tanger Properties LP 2.750%, 9/1/31	3,824	3,699
Utilities—10.1%
Boardwalk Pipelines LP 3.400%, 2/15/31	2,058	2,163
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	1,000	1,141
Dominion Energy, Inc. Series C 3.375%, 4/1/30	3,416	3,700
Pacific Gas and Electric Co. 2.500%, 2/1/31	2,486	2,366
Southern Co. (The) 2.950%, 7/1/23	1,745	1,812
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	$ 3,210	$ 3,599
		14,781

Total Corporate Bonds and Notes (Identified Cost $142,737)		144,993

Total Long-Term Investments—98.6% (Identified Cost $142,737)		144,993

	Shares
Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	1,463,902	1,464
Total Short-Term Investment (Identified Cost $1,464)		1,464

	Shares	Value

Securities Lending Collateral—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	2,676,364	$ 2,676
Total Securities Lending Collateral (Identified Cost $2,676)		2,676

TOTAL INVESTMENTS—101.4% (Identified Cost $146,877)		$149,133
Other assets and liabilities, net—(1.4)%		(2,099)
NET ASSETS—100.0%		$147,034

Abbreviations:
CDX.NA.HY	Credit Default Swap Index North American High Yield
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $24,023 or 16.3% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	87%
Switzerland	4
Australia	3
Mexico	2
Panama	2
Cayman Islands	1
France	1
Total	100%
† % of total investments as of September 30, 2021.
Centrally cleared credit default swap - buy protection(1) outstanding as of September 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.35(3)	Quarterly	ICE	5.000%	12/20/25	$(7,060)	$(639)	$(543)	$—	$(96)
Total						$(639)	$(543)	$—	$(96)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Markit CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments

VIRTUS Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$144,993	$—	$144,993
Securities Lending Collateral	2,676	2,676	—
Money Market Mutual Fund	1,464	1,464	—
Total Assets	149,133	4,140	144,993
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(639)	—	(639)
Total Liabilities	(639)	—	(639)
Total Investments	$148,494	$4,140	$144,354
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX CORPORATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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